SHARE-BASED COMPENSATION (Details 6) - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Issued And Outstanding, Beginning Balance	7,159,164	1,018,861
Issued And Outstanding, Granted	31,632,112	7,443,954
Issued And Outstanding, Forfeiture of Restricted Stock	(6,244,589)	(974,103)
Issued And Outstanding, Redemption of Vested Stock	(11,658,293)	(329,548)
Issued And Outstanding, Vesting of Restricted Stock
Issued And Outstanding, Ending Balance	20,888,394	7,159,164
Vested, Beginning Balance	192,459	2,962
Vested, Granted
Vested, Forfeiture of Restricted Stock
Vested, Redemption of Vested Stock	(11,658,293)	(329,548)
Vested, Vesting of Restricted Stock	10,680,711	519,045
Vested, Ending Balance	(785,123)	192,459
Weighted Average fair Value Beginning Balance	$ 0.68	$ 3.89
Weighted Average fair Value, Granted	0.17	0.73
Weighted Average fair Value, Forfeiture of Restricted Stock	0.19	2.69
Weighted Average fair Value, Redemption of Vested Stock	0.21	3.14
WeightedAverage Fair Value, Vesting of Restricted Stock	0.24	2.28
WeightedAverage Fair Value, Ending Balance	$ 0.24	$ 0.68